Unaudited interim condensed consolidated statements of comprehensive income / (loss) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income	SFr 3.3	SFr 49.1	SFr 47.7	SFr 63.5
Net actuarial result from defined benefit plans	(1.1)	5.0	(1.1)	5.0
Taxes on net actuarial result from defined benefit plans	0.2	(1.0)	0.2	(1.0)
Items that will not be reclassified to income statement	(0.9)	4.0	(0.9)	4.0
Exchange differences	(3.2)	1.1	(2.8)	1.3
Items that will be reclassified to income statement when specific conditions are met	(3.2)	1.1	(2.8)	1.3
Other comprehensive income / (loss), net of tax	(4.0)	5.1	(3.6)	5.3
Total comprehensive income / (loss)	SFr (0.7)	SFr 54.2	SFr 44.0	SFr 68.8